NATURE OF OPERATIONS	12 Months Ended
Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Steel Connect, Inc., (the "Company"), is a holding company which operates through its wholly-owned subsidiary ModusLink Corporation ("ModusLink" or "Supply Chain").

ModusLink is a supply chain business process management company serving clients in markets such as consumer electronics, communications, computing, medical devices, software and retail. ModusLink designs and executes elements in its clients' global supply chains to improve speed to market, product customization, flexibility, cost, quality and service. The Company also produces and licenses an entitlement management solution for activation, provisioning, entitlement subscription, and data collection from physical goods (connected products) and digital products.

Disposition of IWCO Direct

On February 25, 2022, the Company entered into a transaction agreement (the “Transaction Agreement”) with (a) IWCO Direct Holding Inc. (''IWCO Direct" or "Direct Marketing") and its indirect subsidiaries, (b) Cerberus Business Finance, LLC, in its capacities as collateral agent and administrative agent under a financing agreement (in such capacities, the “Agent”), dated as of December 15, 2017, between IWCO Direct, IWCO Direct’s direct and indirect subsidiaries, the Agent and the lenders party thereto (the “Lenders”) (the “Financing Agreement”), (c) the Lenders, (d) the Lenders or their respective designees listed on the signature pages to the Transaction Agreement under the caption “Participating Lender Purchasers” (the “Participating Lender Purchasers”), (e) SPH Group Holdings LLC (the “Sponsor”) and (f) Instant Web Holdings, LLC (the “Buyer”), an entity owned by the Participating Lender Purchasers. On the Effective Date (as defined in the Transaction Agreement) and pursuant to the terms of the Transaction Agreement, the Company transferred all of its interests in IWCO Direct to the Buyer as part of a negotiated restructuring of the capital structure and certain financial obligations of IWCO Direct under the Financing Agreement as contemplated by the Transaction Agreement. See Note 3 for further details regarding the disposition of IWCO Direct.

Historically, the Company has financed its operations and met its capital requirements primarily through funds generated from operations, the sale of its securities, borrowings from lending institutions and sale of facilities that were not fully utilized. The Company believes it has access to adequate resources to meet its needs for normal operating costs, capital expenditures, mandatory debt redemptions and working capital for its existing business for at least twelve months from the date of this filing. These resources include cash and cash equivalents and ModusLink's credit agreement with MidCap Financial Trust ("MidCap") provided by operating activities. The Company's expectations regarding its ability to use its existing cash to continue funding its operations are based on assumptions that may prove to be inaccurate, and the Company may require capital resources sooner than currently expected. While the Company believes it will be able to access this additional liquidity based on existing information, the assumptions underlying this belief may also later prove to be inaccurate.

As of July 31, 2021 and 2020, the Company had cash and cash equivalents of $58.1 million and $58.3 million, respectively. As of July 31, 2021, the Company's continuing operations had a working capital excess of $22.3 million, driven by lower accounts payable, partially offset by lower accounts receivable due to earlier customer cash receipts, reflecting our focus on cash collection. As of July 31, 2021, ModusLink had a readily available borrowing capacity under its revolving credit facility of $8.7 million. As of July 31, 2021, IWCO Direct had a readily available borrowing capacity under its revolving facility of $25.0 million. Subsequent to the IWCO Direct Disposal, the Company no longer had access to the IWCO Direct's credit facility. The Company believes it will generate sufficient cash to meet its debt covenants under its credit facilities to which certain of its subsidiaries are a party and that it will be able to obtain cash through its current and future credit facilities, if needed

Impact of COVID-19

The ongoing COVID-19 pandemic has adversely impacted and is likely to further adversely impact nearly all aspects of our business and markets, including our workforce and the operations of our clients, suppliers, and business partners. Beginning in March 2020, when the World Health Organization categorized COVID-19 as a pandemic and the President of the United States declared the COVID-19 outbreak a national emergency, we experienced impacts to our facility operations, supply chain, availability and productivity of personnel, while also working to comply with rapidly evolving international, federal, state and local restrictions on travel and workplace health and safety. We experienced disruptions to our business continuity as a result of temporary closures of certain of ModusLink’s facilities in the third and fourth quarters of fiscal year 2020, as well as the fourth quarter of fiscal year 2021. However, these temporary closures did not have a significant impact on ModusLink’s operations.
To help combat these impacts and mitigate the financial impact of the COVID-19 pandemic on our business, during fiscal year 2020 we took proactive measures by initiating cost reduction actions, including the waiver of board fees, hiring freezes, staffing and force reductions, company-wide salary reductions, bonus payment deferrals and temporary 401(k) match suspension. The temporary waiver of board fees and company-wide salary reduction actions taken in the prior fiscal year were fully restored prior to the beginning of fiscal year 2021, and the majority of salary reductions were repaid prior to the fiscal quarter ended January 31, 2021.We continue our focus on cash management and liquidity, which includes aggressive working capital management.

In addition, we aim to closely monitor the impact of COVID-19 on all aspects of our business and geographies, including its impact on our clients, employees, suppliers, vendors, business partners and distribution channels. We believe that such impacts could include, but are not limited to, the extent and severity of the impact on our customers and suppliers; the continued disruption to the demand for our businesses' products and services; the impact of the global business and economic environment on liquidity and the availability of capital; delays in payments of outstanding receivables beyond normal payment terms; supply chain disruptions; uncertain demand; and the effect of any initiatives or programs that we may undertake to address financial and operational challenges faced by our customers. The full extent to which the pandemic will directly or indirectly impact our business, results of operations and financial condition, is difficult to predict, and will depend on the duration and spread of the ongoing COVID-19 pandemic (including new variants of COVID-19), its severity, the actions to contain the virus or address its impact, the timing, distribution, and efficacy of vaccines and other treatments, U.S. and foreign government actions to respond to the reduction in global economic activity, and how quickly and to what extent normal economic and operating conditions can resume. As of the filing of this Exhibit, all of our facilities were open and able to operate at normal capacities. We will evaluate further actions if circumstances warrant while continuing to strategically support the Company’s future growth initiatives, sales and marketing activities and supply chain solutions and services.

Steel Holdings Expression of Interest

On November 19, 2020, the Company's Board received a preliminary, non-binding expression of interest from Steel Holdings to acquire all of the outstanding shares of common stock not already owned by Steel Holdings or its affiliates for a combination of cash and Steel Holdings 6% Series A Preferred Units, which would imply a value per share of common stock in the range of $0.65 to $0.72 per share.

The transaction, as proposed, is subject to negotiation. Any definitive agreement with respect to such transaction is subject to approval by the board of directors of Steel Holdings, the Board and shareholders. Such definitive agreement would be expected to contain customary closing conditions, including standard regulatory notifications and approvals.

As a result, we cannot predict whether the terms of such transaction will be agreed upon by Steel Holdings and the Board's special committee for recommendation to their respective boards of directors, for approval of the transaction or whether any such transactions would be approved by the requisite votes of our shareholders.

We also cannot predict the timing, final structure or other terms of any potential transaction and the terms of any such transaction may differ materially from those originally proposed by Steel Holdings. The pendency of any such proposed transaction may have had and may continue to have an adverse impact on the market price of our common stock. In addition, we expect to incur a number of non-recurring, transaction-related costs associated with negotiating the proposed transaction.